Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Revenues and other operating income:
Revenues		¥ 227,485	[1]	¥ 207,182	[1]	¥ 167,147	[2]
Other operating income		3,211		28,099		12,011
Total revenues and other operating income		230,696		235,281		179,158
Operating expenses:
Payment processing and licensing expenses		(35,874)		(30,823)		(29,589)
Sales commission expenses		(15,995)		(15,960)		(899)
Employee compensation expenses		(70,265)		(57,493)		(42,469)
Marketing expenses		(33,022)		(20,311)		(15,477)
Infrastructure and communication expenses		(10,821)		(10,483)		(9,087)
Outsourcing and other service expenses		(41,892)		(31,825)		(24,007)
Depreciation and amortization expenses		(22,737)		(11,135)		(7,149)
Other operating expenses		(39,087)		(41,141)		(25,403)
Total operating expenses		(269,693)		(219,171)		(154,080)
Profit/(loss) from operating activities	[3]	(38,997)		16,110		25,078
Finance income		512		413		257
Finance costs		(1,980)		(519)		(26)
Share of loss of associates and joint ventures		(13,412)		(11,148)		(6,321)
Loss on foreign currency transactions, net		(72)		(902)		(818)
Other non-operating income		3,878		869		1,963
Other non-operating expenses		(1,545)		(1,469)		(1,988)
Profit/(loss) before tax from continuing operations		(51,616)		3,354		18,145
Income tax expenses		(384)		(9,522)		(9,922)
Profit/(loss) for the year from continuing operations		(52,000)		(6,168)		8,223
(Loss)/profit from discontinued operations, net of tax		584		376		(13)
Profit/(loss) for the year		(51,416)		(5,792)		8,210
Attributable to:
The shareholders of the Company		(46,888)		(3,718)		8,078
Non-controlling interests		¥ (4,528)		¥ (2,074)		¥ 132
Earnings per share
Basic profit/(loss) for the year attributable to the shareholders of the Company		¥ (196.07)		¥ (15.62)		¥ 36.56
Diluted profit/(loss) for the year attributable to the shareholders of the Company		(196.07)		(15.62)		34.01
Earnings per share from continuing operations
Basic profit/(loss) from continuing operations attributable to the shareholders of the Company		(198.51)		(17.20)		36.62
Diluted profit/(loss) from continuing operations attributable to the shareholders of the Company		(198.51)		(17.20)		34.06
Earnings per share from discontinued operations
Basic (loss)/profit from discontinued operations attributable to the shareholders of the Company		2.44		1.58		(0.06)
Diluted (loss)/profit from discontinued operations attributable to the shareholders of the Company		¥ 2.44		¥ 1.58		¥ (0.05)

[1]	Refer to Note 5 Segment Information for further details of revenue by segment.
[2]	The segment information for the year ended December 31, 2017 is presented based on IAS 18, while it is presented under IFRS 15 for the years ended December 31, 2018 and 2019.
[3]	The amount of “Segment profit/(loss)” is equivalent to profit/(loss) from operating activities on the Consolidated Statement of Profit or Loss.